Receivables and Other Current Assets - Schedule of Receivables and Other Current Assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
Sales taxes receivable	$ 44	$ 62
Other current assets	83	99
Total	$ 127	$ 161